BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION - Reverse Recapitalization (Details)				12 Months Ended
	Oct. 01, 2024 D $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 03, 2023 period D $ / shares	Dec. 31, 2024 USD ($) $ / shares	Jun. 30, 2025 $ / shares shares	Dec. 31, 2023 shares
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
Ordinary shares outstanding | shares	29,411,765	29,411,765			26,552,370	29,411,765
Conversion of original Baird Medical Investment Holdings Limited Shareholders ordinary shares | shares	20,588,236
Percentage of outstanding common stock, vested and freely tradable	70.00%
Common stock shares, to be held, subject to vesting and forfeiture | shares	8,823,529
Percentage of outstanding common stock, subject to vesting and forfeiture	30.00%
Ordinary shares, per share price | $ / shares			$ 12.5
Number of trading days | D	20		20
Number of trading period	30		30
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Exercise price of warrants | $ / shares			11.5
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Proceeds from PIPE investment | $				$ 2,900,000
GFC | Series A Preferred Shares
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
PIPE financing (in shares) | shares		290,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001
Proceeds from PIPE investment | $		$ 2,900,000
ExcelFin Acquisition Corp.
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
Conversion of original Baird Medical Investment Holdings Limited Shareholders ordinary shares | shares	20,588,236
Ordinary shares, per share price | $ / shares			$ 11.5
Number of trading period | D	30
Number of shares issued | shares	5,750,000
Number of shares issued and not vested till fifth anniversary | shares	1,350,000
Conversion of Working capital loan ordinary shares | shares	278,406
Conversion of Public Shareholders ordinary shares | shares	288,454
Conversion of working capital loan ordinary shares | $ / shares	$ 10.2
ExcelFin Acquisition Corp. | Public warrants
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	11,500,000
Warrant exercisable term	30 days
Warrants and Rights Outstanding, Term	5 years
Number of shares per warrant | shares	1
Exercise price of warrants | $ / shares	$ 11.5
ExcelFin Acquisition Corp. | Public stockholders
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
Ordinary shares, par value (in dollars per share) | $ / shares	0.0001
Minimum
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
Ordinary shares, per share price | $ / shares	12.5
Minimum | ExcelFin Acquisition Corp.
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
Ordinary shares, per share price | $ / shares	$ 12.5